Critical accounting estimates and judgements	12 Months Ended
Mar. 31, 2024
Disclosure Of Critical Accounting Estimates And Judgements [Abstract]
Critical accounting estimates and judgements [Text Block]

3. Critical accounting estimates and judgements

The preparation of these consolidated financial statements requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of expenses during the reporting period. Actual outcomes could differ from these estimates. These consolidated financial statements include estimates which, by their nature, are uncertain. The impacts of such estimates are pervasive throughout the consolidated financial statements and may require accounting adjustments based on future occurrences. Revisions to critical accounting estimates are recognized in the period in which the estimate is revised and future periods if the revision affects both current and future periods. These estimates are based on historical experience, current and future economic conditions, and other factors, including expectations of future events that are believed to be reasonable under the circumstance

Critical accounting judgements

i. The determination of the functional currency of the Company and of each entity within the consolidated Company (Note 2. h.).

ii. The Company's ability to achieve its business objectives is subject to material uncertainty which casts substantial doubt upon the Company's ability to continue as a going concern (Note 1).

iii. The determination that amounts representing the term loan that would be assumed from the acquisition of Lion Truck Body, which is subject to the seller obtaining the required consents for the assumption, should be classified as a contingent liability as at March 31, 2024 (Note 22).

iv. The determination that loans payable to related parties outstanding as at March 31, 2024 is a non-current liability (Note 19).

Critical accounting estimates and assumptions

a. The determination of the discount rates used to discount finance lease receivables (Note 6) and lease liabilities (Note 9)

b. The estimated accrual rate for the warranty provision on the sale of all-electric vehicles (Note 20)

c. The classification of leases as either financial leases or operating leases (Note 6, Note 2 p.).

d. The determination that the Company is not involved in any legal matters that require a provision (Note 24)

e. The determination of an allowance for doubtful accounts on the Company's trade receivables (Note 5)

f. The valuation of tangible assets and financial liabilities acquired in the Lion Truck Body (LTB) Inc. transaction and the determination that $250,832 in goodwill from the acquisition of Lion Truck Body Inc. was impaired as at March 31, 2023, and was written off (Note 22)

g. The estimate of the useful life of equipment (Note 2.j, Note 11)

h. The estimate of the net realizable value of inventory (Note 8)

i. Estimates underlying the recognition of proceeds from government vouchers and grants (Note 2. n.)

j. Estimates underlying the determination of the carrying value of the West Virginia lease liability and right of use asset (Note 9)

k. Estimates underlying the calculation of deferred income tax assets and deferred income tax recovery (Note 21)

l. The determination of overheads to be allocated to inventory and charged to cost of sales (Note 8)